Amplify Small-Mid Cap Equity ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 93.1%	Shares	Value
Consumer Discretionary - 7.5%
Adtalem Global Education, Inc. (a)	90	$9,312
Bright Horizons Family Solutions, Inc. (a)	164	16,630
Duolingo, Inc. (a)	18	3,159
NVR, Inc. (a)	4	29,171
Pool Corp.	34	7,778
Texas Roadhouse, Inc.	104	17,264
Visteon Corp.	100	9,510
		92,824

Consumer Staples - 4.1%
BJ's Wholesale Club Holdings, Inc. (a)	254	22,868
Casey's General Stores, Inc.	50	27,635
		50,503

Energy - 4.8%
Devon Energy Corp.	358	13,114
Matador Resources Co.	552	23,427
Range Resources Corp.	652	22,989
		59,530

Financials - 16.8%
American Financial Group, Inc.	208	28,429
Markel Group, Inc. (a)	16	34,394
Pinnacle Financial Partners, Inc.	256	24,425
Stifel Financial Corp.	336	42,074
Stock Yards Bancorp, Inc.	324	21,044
Webster Financial Corp.	506	31,848
Wintrust Financial Corp.	184	25,727
		207,941

Health Care - 15.6%
BioLife Solutions, Inc. (a)	468	11,316
Bio-Techne Corp.	424	24,936
CRISPR Therapeutics AG (a)	232	12,166
Ensign Group, Inc.	66	11,497
Exact Sciences Corp. (a)	120	12,187
IDEXX Laboratories, Inc. (a)	30	20,296
Insulet Corp. (a)	36	10,233
Merit Medical Systems, Inc. (a)	216	19,038
Repligen Corp. (a)	172	28,184
West Pharmaceutical Services, Inc.	158	43,472
		193,325

Industrials - 17.9%
AAON, Inc.	158	12,048
Applied Industrial Technologies, Inc.	110	28,245
BWX Technologies, Inc.	120	20,741
Carlisle Cos., Inc.	72	23,030
Copart, Inc. (a)	216	8,456
Curtiss-Wright Corp.	64	35,281
HEICO Corp.	78	25,240
Kadant, Inc.	58	16,531
Old Dominion Freight Line, Inc.	136	21,325
Watsco, Inc.	90	30,325
		221,222

Information Technology - 19.1%
Badger Meter, Inc.	104	18,139
Clearwater Analytics Holdings, Inc. - Class A (a)	800	19,296
CyberArk Software Ltd. (a)	44	19,627
Fair Isaac Corp. (a)	14	23,669
MKS, Inc.	170	27,166
Monolithic Power Systems, Inc.	46	41,692
PTC, Inc. (a)	150	26,131
Q2 Holdings, Inc. (a)	152	10,968
Trimble, Inc. (a)	236	18,491
Tyler Technologies, Inc. (a)	68	30,869
		236,048

Materials - 7.3%
Eagle Materials, Inc.	156	32,242
Royal Gold, Inc.	88	19,561
RPM International, Inc.	98	10,192
Steel Dynamics, Inc.	164	27,790
		89,785
TOTAL COMMON STOCKS (Cost $1,120,733)		1,151,178

REAL ESTATE INVESTMENT TRUSTS - COMMON - 6.6%	Shares	Value
Real Estate - 6.6%
EastGroup Properties, Inc.	136	24,227
Essential Properties Realty Trust, Inc.	668	19,813
PotlatchDeltic Corp.	490	19,492
Tanger, Inc.	528	17,619
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $82,806)		81,151

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.86% (b)	3,419	3,419
TOTAL MONEY MARKET FUNDS (Cost $3,419)		3,419

TOTAL INVESTMENTS - 100.0% (Cost $1,206,958)		1,235,748
Liabilities in Excess of Other Assets - (0.0)% (c)		(11)
TOTAL NET ASSETS - 100.0%		$1,235,737

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Amplify Small-Mid Cap Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,151,178	$–	$–	$1,151,178
Real Estate Investment Trusts - Common	81,151	–	–	81,151
Money Market Funds	3,419	–	–	3,419
Total Investments	$1,235,748	$–	$–	$1,235,748

Refer to the Schedule of Investments for further disaggregation of investment categories.